experience adjustments arising from plan assets and liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Post Employment Plans [Member]
IfrsStatementLineItems [Line Items]
Experience in Net Assets Adjustments	R$ (791,317)	R$ 2,994,598	R$ 2,624,960
Other Similar Obligations [Member]
IfrsStatementLineItems [Line Items]
Experience in Net Assets Adjustments	R$ (521,100)	R$ (34,409)	R$ 915,626